4. INTANGIBLE ASSETS AND ACQUISITION (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost		$ 24,407,372	$ 14,656,517
Accumulated Amortization		4,740,407	1,899,140
Net Carrying Value		19,666,965	12,757,377
Customer list
Cost	$ 24,187,452	24,187,452	14,007,452
Accumulated Amortization	5,550,708	4,687,090	1,867,660
Net Carrying Value	$ 18,636,744	$ 19,500,362	$ 12,139,792
Remaining Useful Life	13 years 4 months 24 days	13 years 8 months 12 days	4 years 6 months
Non compete agreement
Cost	$ 206,000	$ 206,000	$ 150,000
Accumulated Amortization	60,541	50,301	20,000
Net Carrying Value	$ 145,459	$ 155,699	$ 130,000
Remaining Useful Life	3 years 10 months 24 days	4 years 2 months 12 days	4 years 6 months
Website
Cost	$ 13,920	$ 13,920	$ 13,920
Accumulated Amortization	3,712	3,016	232
Net Carrying Value	$ 10,208	$ 10,904	$ 13,688
Remaining Useful Life	3 years 8 months 12 days	3 years 10 months 24 days	4 years 10 months 24 days
Capitalized Software
Cost			$ 434,532
Accumulated Amortization			0
Net Carrying Value			434,532
Remaining Useful Life		5 years
Loan fees
Cost			50,613
Accumulated Amortization			11,248
Net Carrying Value			$ 39,365
Remaining Useful Life			4 years 6 months